Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Table

The following table compares the compensation of the Company’s CEO to the average of the other NEOs for 2024 and 2023.

Year	Summary Compensation Table Total For CEO	Compensation Actually Paid To CEO (1) (2)	Average Summary Compensation Table Total For Non-CEO Named Executive Officers (3) (4)	Compensation Actually Paid To Non- CEO Named Officers	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(h)
2024	$530,572	$334,957	$328,036	$255,068	$(4,427,810)
2023	$512,113	$378,227	$317,545	$281,748	$(3,214,694)

(1)	In computing the 2024 compensation actually paid to the CEO, the Company adjusted the summary compensation table amount by deducting $195,615, The Topic 718 value of the options granted in 2024.
(2)

In computing the 2023 compensation actually paid to the CEO, the Company adjusted the summary compensation table amount by deducting $189,000, The Topic 718 value of the options granted in 2023, and adding $55,114, the value of the restricted stock awards that were issued in 2021 and vested in 2023.

(3)

In determining the 2024 average compensation actually paid to non-CEO Named Executive Officers, the Company took the average amount from the summary compensation table, deducted $72,968, the Topic 718 value of the options granted.

(4)

In determining the 2023 average compensation actually paid to non-CEO Named Executive Officers, the Company took the average amount from the summary compensation table, deducted $70,500, the Topic 718 value of the options granted and added $34,704, the average value of RSU's that were issued prior to 2023 and vested in 2023.

PEO Total Compensation Amount	$ 530,572	$ 512,113
PEO Actually Paid Compensation Amount	334,957	378,227
Non-PEO NEO Average Total Compensation Amount	328,036	317,545
Non-PEO NEO Average Compensation Actually Paid Amount	255,068	281,748
Net Income (Loss)	$ (4,427,810)	$ (3,214,694)